Provisions and Contingencies - Balances of escrow deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Total - non-current assets	R$ 871,261	R$ 949,796
Tax matters [member]
Disclosure of other provisions [line items]
Total - non-current assets	731,326	789,624
Labor litigation [member]
Disclosure of other provisions [line items]
Total - non-current assets	48,147	57,603
Civil and other [member]
Disclosure of other provisions [line items]
Total - non-current assets	R$ 91,788	R$ 102,569